Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 69,413	$ 36,300	$ (9,706)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	14,793	9,281	7,472
Amortization of deferred financing costs	244	402	143
Financing costs	340	0	0
Changes in fair value of warrants' liability	(561)	0	0
Amortization of prepaid charter revenue	54	(54)	0
Gain on vessel's sale (Note 6)	(15,683)	(9,543)	0
Gain from property sale	0	0	(137)
Compensation cost on restricted stock and stock option awards (Note 9)	52	107	268
Loss from debt extinguishment	387	0	0
Actuarial gain / (loss)	(17)	68	(10)
(Increase) / Decrease in:
Accounts receivable	830	(5,318)	(196)
Deferred voyage expenses	20	38	17
Inventories	834	1,249	(2,305)
Prepaid expenses and other assets	406	(854)	(319)
Right of use asset under operating leases	64	(79)	100
Other non-current assets	72	189	(261)
Increase / (Decrease) in:
Accounts payable, trade and other	16	(293)	3,233
Due to related parties	(90)	208	59
Accrued liabilities	87	1,592	84
Deferred revenue	(1,378)	1,378	0
Other liabilities, non-current	58	(106)	11
Lease liabilities under operating leases	(64)	79	(100)
Drydock costs	(1,922)	(797)	(1,476)
Net Cash provided by / (used in) Operating Activities	67,955	33,847	(3,123)
Cash Flows provided by / (used in) Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(11,303)	0	0
Vessel acquisitions and other vessels' costs (Note 6)	(64)	(143,440)	0
Proceeds from sale of vessels, net of expenses (Note 6)	37,636	32,626	0
Proceeds from sale of property, net of expenses	0	0	1,015
Payments for vessels' improvements (Note 6)	(510)	(2,109)	(1,777)
Property and equipment additions	(38)	(27)	(8)
Net Cash provided by / (used in) Investing Activities	25,721	(112,950)	(770)
Cash Flows (used in) / provided by Financing Activities:
Proceeds from related party loans	0	5,000	0
Proceeds from long-term bank debt (Note 7)	2,141	108,633	0
Repayments of related party loans	0	(70)	0
Repayments / Prepayments of long-term bank debt (Note 7)	(75,421)	(30,327)	(7,911)
Issuance of units, common stock and warrants, net of issuance costs (Note 9)	11,438	26,104	0
Proceeds from exercise of Series A warrants (Note 9)	330	0	0
Issuance of preferred stock, net of expenses (Note 9)	482	0	0
Common shares re-purchase and retirement, including expenses (Note 9)	(2,749)	0	0
Issuance of common stock under ATM program, net of issuance costs (Note 9)	673	1,788	0
Payments of financing costs (Note 7)	(140)	(932)	0
Cash dividends (Note 11)	(1,889)	(941)	0
Net Cash (used in) / provided by Financing Activities	(65,135)	109,255	(7,911)
Net increase / (decrease) in cash, cash equivalents and restricted cash	28,541	30,152	(11,804)
Cash, cash equivalents and restricted cash at beginning of the year	39,726	9,574	21,378
Cash, cash equivalents and restricted cash at the end of the year	68,267	39,726	9,574
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the year	67,267	38,726	9,574
Restricted cash at the end of the year	1,000	1,000	0
Cash, cash equivalents and restricted cash at the end of the year	68,267	39,726	9,574
SUPPLEMENTAL CASH FLOW INFORMATION
Alternative cashless exercise of Series A warrants (Note 9)	3,415	0	0
Non-cash extinguishment of a related party debt through the issuance of Series C preferred shares (Note 9)	0	4,930	0
Non-cash investing activities	0	64	999
Interest payments, net of capitalized amounts	$ 9,135	$ 3,123	$ 1,608